Consolidated Statement of Financial Position - AUD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Current assets
Cash and cash equivalents	$ 4,085,606	$ 3,149,909	$ 19,240,707
Trade and other receivables	10,613,173	328,794	495,186
Total current assets	14,698,779	3,478,703	19,735,893
Non-current assets
Investment in associate		7,104,167	16,767,507
Other financial assets	1,876,848	1,929,321	1,738,137
Property, plant and equipment	2,508,247	2,616,080	3,025,170
Exploration and evaluation	101,356,406	92,117,750	81,070,075
Total non-current assets	105,741,501	103,767,318	102,600,889
Total assets	120,440,280	107,246,021	122,336,782
Current liabilities
Trade and other payables	735,522	1,804,042	2,414,485
Convertible note	6,852,514	1,405,990	1,179,788
Total current liabilities	7,588,036	3,210,032	3,594,273
Non-current liabilities
Convertible note	5,808,733	5,652,257	5,352,544
Total non-current liabilities	5,808,733	5,652,257	5,352,544
Total liabilities	13,396,769	8,862,289	8,946,817
Net assets	107,043,511	98,383,732	113,389,965
Equity
Issued capital	152,432,465	143,972,570	142,986,671
Foreign currency reserves	6,675,482	3,928,914	3,875,305
Share based-payment reserves	7,981,298	9,061,897	8,726,228
Accumulated losses	(68,190,899)	(66,268,134)	(49,985,023)
Equity attributable to the owners of Nova Minerals Limited	98,898,346	90,695,247	105,603,181
Non-controlling interest	8,145,165	7,688,485	7,786,784
Total equity	$ 107,043,511	$ 98,383,732	$ 113,389,965